Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000223272 | 912797LPO | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000223272 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000223272 | 1EV4P5690_20241007_L_ADM | S&P Emini 1st Week Index
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223272 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000223272 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000223272 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000223272 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	13.70%
C000223272 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000223272 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	86.20%
C000223274 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223274 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223274 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223274 | 25243Q205 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223274 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223274 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223274 | 4682329 | Pernod Ricard S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223274 | 03524A108 | Anheuser-Busch InBev S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223274 | BJXSCH4 | Evolution A.B.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223274 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223274 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223274 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223274 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223274 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000223274 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000223274 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000223274 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000223274 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223277 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223277 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223277 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223277 | 25243Q205 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223277 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223277 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223277 | 4682329 | Pernod Ricard S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223277 | 03524A108 | Anheuser-Busch InBev S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223277 | BJXSCH4 | Evolution A.B.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223277 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223277 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223277 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223277 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223277 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000223277 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000223277 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000223277 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000223277 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223275 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223275 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223275 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223275 | 25243Q205 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223275 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223275 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223275 | 4682329 | Pernod Ricard S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223275 | 03524A108 | Anheuser-Busch InBev S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223275 | BJXSCH4 | Evolution A.B.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223275 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223275 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000223275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000223275 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000223275 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000223275 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.60%
C000223276 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000223276 | 666807102 | Northrop Grumman Corporation
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000223276 | 0263494 | BAE Systems plc
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000223276 | 25243Q205 | Diageo plc
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000223276 | 718172109 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000223276 | 7792559 | Heineken N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000223276 | 4682329 | Pernod Ricard S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000223276 | 03524A108 | Anheuser-Busch InBev S.A.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000223276 | BJXSCH4 | Evolution A.B.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000223276 | 110448107 | British American Tobacco plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000223276 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223276 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000223276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000223276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000223276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000223276 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000223276 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.00%
C000223276 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	2.60%